Cash Flow Adjustments and Changes in Working Capital (Tables)	12 Months Ended
Jun. 30, 2022
Cash Flow Statement [Abstract]
Schedule of cash flow statement adjustments

Adjustments	2022 £’000	2021 £’000 (Restated) (1)	2020 £’000 (Restated) (1)
Depreciation, amortisation and impairment of non-financial assets	£28,969	£24,447	£18,251
Foreign exchange (gain) / loss	(9,876)	6,742	(2,162)
Interest income	(184)	(84)	(499)
Fair value movement of financial liabilities	842	302	49
Interest expense	2,014	2,081	1,893
Gain on disposal of non-current assets	(73)	(36)	(11)
Share-based compensation expense	35,005	24,427	15,663
Hyperinflation effect gain	17	189	(26)
Research and development tax credit	(2,211)	(2,642)	(1,600)
Gain on sale of subsidiary	—	—	(2,215)
Loss / (Gain) on sublease recognition	132	—	(472)
Gain on right of use assets disposals	(187)	(56)	(23)
Fair value movement of financial assets	(7)	(17)	(30)
Grant income	(642)	(503)	(670)
Total adjustments	£53,799	£54,850	£28,148

Net changes in working capital	2022 £’000	2021 £’000 (Restated) (1)	2020 £’000 (Restated) (1)
Increase in trade and other receivables	£(37,006)	£(19,505)	£(14,120)
Increase in trade and other payables	15,236	(1,855)	6,361
Net changes in working capital	£(21,770)	£(21,360)	£(7,759)
(1) Restated to include the effect of IFRIC agenda decision on cloud configuration and customisation costs (refer to note 3C for details).

Schedule of non-cash changes arising from financing activities

Borrowings	Beginning of the year £’000	Proceeds from borrowings £’000	Repayment of borrowings £’000	Non-cash foreign exchange £’000	Non-cash Other £’000	End of the year £’000
2020	21	—	(21)	—	—	—
2021	—	—	—	—	—	—
2022	—	—	—	—	—	—

Grant received	Beginning of the year £’000	Cash received £’000	Grant income £'000	Non-cash foreign exchange £'000	Non-cash Other £'000	End of the year £'000
2020	127	888	(670)	(14)	—	331
2021 ( Restated) (1)	331	228	(503)	3	—	59
2022	59	139	(642)	7	—	(437)
(1) Restated to include the effects of revisions arising from provisional to final acquisition accounting for Five and Levvel (refer to note 3C for details).